COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
2016	$ 18,611
2017	8,569
2018	7,647
2019	4,464
2020 and Thereafter	4,292
Operating Leases, Future Minimum Payments Due	$ 43,583